FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets, Carrying	$ 3,056	$ 2,134
Financial assets, Fair Value	3,056	2,134
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	17,714	12,361
Financial liabilities, Fair Value	17,958	12,702
Preferred shares	20	20
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	1,993	2,101
Financial liabilities, Fair Value	1,978	2,113
Non-recourse borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	13,113	8,063
Financial liabilities, Fair Value	13,372	8,392
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	1,308	864
Financial liabilities, Fair Value	1,308	864
Preferred shares
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	20	20
Financial liabilities, Fair Value	20	20
Financial liabilities (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	1,280	1,313
Financial liabilities, Fair Value	1,280	1,313
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets, Carrying	540	374
Financial assets, Fair Value	540	374
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets, Carrying	1,171	838
Financial assets, Fair Value	1,171	838
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets, Carrying	1,172	837
Financial assets, Fair Value	1,172	837
Marketable securities
Disclosure of financial assets [line items]
Financial assets, Carrying	173	85
Financial assets, Fair Value	$ 173	$ 85